Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2015
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Income and Comprehensive Income

(All amounts in thousands, except for share and per share data)

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
General and administrative expenses	(76,505)	(225,494)	(336,783)

Loss from operations	(76,505)	(225,494)	(336,783)
Interest expense	—	(62,238)	(84,467)
Share of loss of affiliates	—	(62,038)	(80,422)
Impairment loss of investments	—	(6,166)	(68,648)
Equity in incomes of subsidiaries and variable interest entities	397,725	1,197,222	2,159,985

Net income	321,220	841,286	1,589,665

Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(13,767)	(427)	(52,487)
Fair value changes of available-for-sales securities	—	—	(9,605)
Share of comprehensive income of subsidiary	—	—	1,822

Comprehensive income attributable to Vipshop Holdings Limited's shareholders	307,453	840,859	1,529,395

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2014	2015
	RMB	RMB
ASSETS
Cash and cash equivalents	975	255
Investment to an affiliate	279,244	137,401
Other investments	84,792	414,362
Available-for-sale securities investments	—	38,406
Investment in subsidiaries	1,197,222	3,357,207
Amount due from subsidiaries	4,863,575	3,861,551

TOTAL ASSETS	6,425,808	7,809,182

LIABILITIES AND EQUITY
Amount due to a shareholder	—	—
Accrued expenses	16,699	211,817
Convertible senior notes	3,854,985	4,058,181

Total liabilities	3,871,684	4,269,998

EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 98,028,314 and 100,085,519 shares issued and outstanding as of December 31, 2014 and December 31, 2015, respectively)	63	65
Class B ordinary shares (US$0.0001 par value, 16,510,358 shares authorized, and 16,510,358 and 16,510,358 shares issued and outstanding as of December 31, 2014 and December 31, 2015, respectively)	11	11
Treasury stock, at cost (nil and 1,614,135 Class A shares as of December 31, 2014 and December 31, 2015, respectively)	—	(844,711)
Additional paid-in capital	2,538,217	2,838,591
Retained earnings	26,544	1,616,209
Accumulated other comprehensive loss	(10,711)	(70,981)

Total shareholders' equity	2,554,124	3,539,184

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,425,808	7,809,182

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Shareholders' Equity

(All amounts in thousands, except for share and per share data)

	Class A ordinary shares		Class B ordinary shares			Treasury stock
									Accumulated other comprehensive income (loss)
					Additional paid-in capital	No. of shares		Retained earnings (deficit)
	No. of shares	Amount	No. of shares	Amount			Amount			Total
		RMB		RMB	RMB		RMB	RMB	RMB	RMB
Balance as of January 1, 2013	84,774,523	56	16,510,358	11	1,646,913	—	—	(1,135,962)	3,483	514,501
Net loss	—	—	—	—	—	—	—	321,220	—	321,220
Issuance of ordinary shares pursuant to follow-on offering	8,000,000	5	—	—	571,315	—	—	—	—	571,320
Direct offering expenses of follow-on offering	—	—	—	—	(9,769)	—	—	—	—	(9,769)
Issuance of ordinary shares upon exercise of stock options	1,905,026	1	—	—	12,585	—	—	—	—	12,586
Issuance of ordinary shares upon vesting of shares awards	476,065	—	—	—	—	—	—	—	—	—
Share-based compensation expenses	—	—	—	—	76,505	—	—	—	—	76,505
Foreign currency translation	—	—	—	—	—	—	—	—	(13,767)	(13,767)

Balance as of December 31, 2013	95,155,614	62	16,510,358	11	2,297,549	—	—	(814,742)	(10,284)	1,472,596

Net income	—	—	—	—	—	—	—	841,286	—	841,286
Issuance of ordinary shares upon exercise of stock options	1,883,977	1	—	—	10,949	—	—	—	—	10,950
Issuance of ordinary shares upon vesting of shares awards	988,723	—	—	—	—	—	—	—	—	—
Share-based compensation expense	—	—	—	—	225,494	—	—	—	—	225,494
Other capital contribution	—	—	—	—	4,225	—	—	—	—	4,225
Foreign currency translation	—	—	—	—	—	—	—	—	(427)	(427)

Balance as of December 31, 2014	98,028,314	63	16,510,358	11	2,538,217	—	—	26,544	(10,711)	2,554,124

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Shareholders' Equity

(All amounts in thousands, except for share and per share data)

	Class A common shares		Class B common shares
						Treasury Stock			Accumulated other comprehensive income (loss)
					Additional paid-in capital			Retained earnings (deficit)
	No. of shares	Amount	No. of shares	Amount		No. of shares	Amount			Total
		RMB		RMB	RMB		RMB	RMB	RMB	RMB
Balance as of December 31, 2014	98,028,314	63	16,510,358	11	2,538,217	—	—	26,544	(10,711)	2,554,124
Net income	—	—	—	—	—	—	—	1,589,665	—	1,589,665
Issuance of ordinary shares upon exercise of stock options	956,587	2	—	—	6,321	—	—	—	—	6,323
Issuance of ordinary shares upon vesting of shares awards	1,100,618	—	—	—	—	—	—	—	—	—
Share-based compensation expense	—	—	—	—	302,941	—	—	—	—	302,941
Purchase additional ownership interests in a subsidiary	—	—	—	—	(7,471)	—	—	—	—	(7,471)
Other capital contributions	—	—	—	—	(1,417)	—	—	—	—	(1,417)
Repurchase of ordinary shares	—	—	—	—	—	1,614,135	(844,711)	—	—	(844,711)
Fair value changes of available for sale securities	—	—	—	—	—	—	—	—	(9,605)	(9,605)
Fair value changes of share of income of subsidiary	—	—	—	—	—	—	—	—	1,822	1,822
Foreign currency translation	—	—	—	—	—	—	—	—	(52,487)	(52,487)

Balance as of December 31, 2015	100,085,519	65	16,510,358	11	2,838,591	1,614,135	(844,711)	1,616,209	(70,981)	3,539,184

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

STATEMENTS OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	Year ended December 31,
	2013	2014	2015
			RMB
Cash flow from operating activities:
Net income	321,220	841,286	1,589,665
Adjustments to reconcile net income to net cash by operating activities:
Equity in incomes of subsidiaries and variable interest entities	(397,725)	(1,197,222)	(2,159,985)
Share of loss an affiliate	—	62,038	80,422
Impairment loss of investments	—	6,166	68,648
Share-based compensation expenses	76,505	225,494	302,941
Amortization of debt issuance cost	—	26,701	33,453
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(573,561)	(2,715,107)	993,135
Accrued expenses and other current liabilities	—	16,699	605

Net cash (used in) generated from operating activities	(573,561)	(2,733,945)	908,884

Cash flows from investing activities:
Investment in affiliates and other investments	—	(437,108)	(335,974)
Investment in available-for-sales securities	—	—	(38,406)
Acquisition of a subsidiary, net of cash acquired	—	(687,233)	—

Net cash used in investing activities	—	(1,124,341)	(374,380)

Cash flows from financing activities:
Proceeds from issuance of convertible notes	—	3,836,110	—
Repurchase of ordinary shares	—	—	(650,197)
Issuance cost of convertible notes offering	—	(6,689)	—
Other capital contributions	—	4,225	—
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs	561,551	—	—
Proceeds from issuance of ordinary shares upon exercise of stock options	12,586	10,950	6,323

Net cash provided by (used in) financing activities	574,137	3,844,596	(643,874)

Effect of exchange rate changes	—	14,089	108,650

Net increase (decrease) in cash and cash equivalents	576	399	(720)
Cash and cash equivalents at beginning of the period	—	576	975

Cash and cash equivalents at end of the period	576	975	255

VIPSHOP HOLDINGS LIMITED

NOTE TO SCHEDULE I

(All amounts in thousands, except for share or per share data)

        Schedule I has been provided pursuant to the requirement of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

        As of December 31, 2014 and 2015, RMB 1,157,529 and RMB 1,957,529 of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited ("Parent Company") has been presented. Relevant PRC laws and regulations also restrict the WFOE and the VIEs from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends. No dividends have been paid by the WFOE or the VIEs to the Company during the periods presented. Total restricted net assets of the Group include net assets of VIEs and paid in capital of WFOE. The balance of restricted net assets was RMB 1,157,529 and RMB 1,957,529 of which RMB 29,500 and RMB 829,500 was attributed to the net assets of the VIEs and RMB 1,128,029 and RMB 1,128,029 was attributed to the paid in capital of the WFOE, as of December 31, 2014 and 2015, respectively.

        During the each of the three years in the period ended December 31, 2015, no cash dividend was declared and paid by the Parent Company.

Basis of preparation

        The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries and its variable interest entity. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.